CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	$ 239,461	$ 261,944
Adjustments to reconcile net income to net cash used in operating activities
Revaluation of warrant liability	(396,693)	(592,098)
Share based compensation	22,000	11,888
Change in operating assets and liabilities:
Prepaid expense	16,200	10,825
Accounts payable	14,398	199,766
Accounts payable - related party	70,054	0
Advanced deposits	25,000	0
Net cash used in operating activities	(9,580)	(107,675)
Cash flows from financing activities
Proceeds from note payable - related parties	25,000	75,000
Payments on notes payable	(27,070)	0
Net cash provided by (used in) financing activities	(2,070)	75,000
Net decrease in cash	(11,650)	(32,675)
Cash, beginning of period	15,075	72,822
Cash, end of period	3,425	40,147
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0